LEASES (Tables)	12 Months Ended
Mar. 31, 2025
LEASES [Abstract]
Components of Lease Costs	The components of lease costs are as follows:
	For the years ended March 31,
	2025	2024	2023
Operating lease costs	$532,552	$435,824	$98,721

Supplemental Information Related to Group's Leases
The following table presents supplemental information related to the Group’s leases:

	For the years ended March 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$583,251	$382,675	$90,575
Lease term and discount rate
Weighted average remaining lease term (years)
Operating leases	0.84	1.82	0.08
Weighted average discount rate
Operating leases	5.13%	5.13%	5.13%

Future Maturity of Lease Liabilities
As of March 31, 2025, the future maturity of lease liabilities is as follows:

Years ended March 31,	Operating lease
2026	$476,263
2027	30,691
Total lease payments	506,954
Less: interest	(13,273)
Present value of lease liabilities	493,681
Less: Operating lease liabilities, current	(463,120)
Operating lease liabilities, non-current	$ 30,561